EQUITY METHOD INVESTMENT (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 1,267		$ 1,322	$ 0
Equity in net loss of affiliate	$ 25	$ 0	74	$ 0
&ever GmBH | Smart Soil
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments			$ 1,322
Ownership percentage			25.00%